Restructuring (Tables)	3 Months Ended
Mar. 31, 2020
Restructuring and Related Activities [Abstract]
Details of Movement in Restructuring Provisions Recognized

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Initial restructuring charge recorded	$9,684	$2,806	$12,490
Utilization	(5,399)	(672)	(6,071)
Provision at December 31, 2018	$4,285	$2,134	$6,419
Utilization	(3,554)	(1,228)	(4,782)
Provision at December 31, 2019	$731	$906	$1,637
Utilization	(430)	(186)	(616)
Provision at March 31, 2020	$301	$720	$1,021